PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
PROPERTY PLANT AND EQUIPMENT
Schedule of property, plant and equipment

			Cumulative depreciation and		Property, plant and equipment,
	Property, plant and equipment, gross		impairment		net
Item	12.31.2018	12.31.2017	12.31.2018	12.31.2017	12.31.2018	12.31.2017
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Construction in progress	26,048,670	84,118,716	—	—	26,048,670	84,118,716
Land	100,479,196	96,990,155	—	—	100,479,196	96,990,155
Buildings	371,279,937	222,101,850	(157,119,586)	(59,716,002)	214,160,351	162,385,848
Plant and equipment	623,568,795	431,876,945	(416,164,810)	(276,043,865)	207,403,985	155,833,080
Information technology	22,752,205	20,697,750	(17,567,484)	(16,070,425)	5,184,721	4,627,325
Fixed facilities and accessories	43,717,907	32,990,387	(22,660,738)	(13,400,510)	21,057,169	19,589,877
Vehicles	53,682,179	52,587,886	(31,883,578)	(23,324,621)	21,798,601	29,263,265
Leasehold improvements	144,914	115,768	(112,737)	(108,353)	32,177	7,415
Other Property, plant and equipment (1)	438,350,022	395,823,718	(323,743,924)	(288,888,900)	114,606,098	106,934,818
Total	1,680,023,825	1,337,303,175	(969,252,857)	(677,552,676)	710,770,968	659,750,499
(1)	Other Property, plant and equipment is composed of bottles, market assets, furniture and other minor assets.

Schedule of net balance of other property, plant and equipment

Other Property, plant and equipment	12.31.2018	12.31.2017
	ThCh$	ThCh$
Bottles	51,522,834	51,876,569
Marketing and promotional assets (*)	45,739,948	42,798,282
Other Property, plant and equipment	17,343,316	12,259,967
Total	114,606,098	106,934,818

(*) It mainly includes refrigerators, drink and dispensing machines and other minor equipment.

Schedule of movements in property, plant and equipment

								Leasehold
	Construction in			Plant and				improvements,	Other,
	progress	Land	Buildings, net	equipment, net			Vehicles, net	net	net
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance at January 1, 2018	84,118,716	96,990,155	162,385,848	155,833,080	4,627,325	19,589,877	29,263,265	7,415	106,934,818	659,750,499
Additions	65,284,334	—	504,675	17,924,606	783,299	165,226	1,451,462	1,430	42,793,277	128,908,309
Disposals	—	(5,465)	(209,713)	(1,002,133)	—	—	(203,036)	—	(1,588,050)	(3,008,397)
Transfers between items of Property, plant and equipment	(109,893,610)	—	45,032,440	54,460,571	622,222	1,481,081	(2,218,354)	22,000	10,493,650	—
Depreciation expense	—	—	(7,001,828)	(39,182,401)	(1,830,295)	(2,668,535)	(5,201,263)	(11,112)	(41,727,195)	(97,622,629)
Increase (decrease) due to foreign currency translation differences	(6,880,059)	(4,615,830)	(14,485,709)	(17,048,903)	(414,850)	(4,048,135)	(1,722,767)	169	(16,954,922)	(66,171,006)
Other increase (decrease) (1)	(6,580,711)	8,110,336	27,934,638	36,419,165	1,397,020	6,537,655	429,294	12,275	14,654,520	88,914,192
Total movements	(58,070,046)	3,489,041	51,774,503	51,570,905	557,396	1,467,292	(7,464,664)	24,762	7,671,280	51,020,469
Ending balance at December 31, 2018	26,048,670	100,479,196	214,160,351	207,403,985	5,184,721	21,057,169	21,798,601	32,177	114,606,098	710,770,968
(1)	Mainly correspond to effects of adopting IAS 29 in Argentina.

								Leasehold
	Construction			Plant and				improvements,	Other,
	in progress	Land	Buildings, net	equipment, net			Vehicles, net	net	net
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance at January 1, 2017	49,986,111	91,961,876	173,073,161	190,402,625	6,122,912	20,466,113	23,896,425	190,523	110,051,139	666,150,885
Additions	89,392,003	4,955,929	1,674,734	4,992,508	945,827	—	1,512,162	13,529	44,451,636	147,938,328
Disposals	—	—	(300,079)	(700,973)	(1,062,530)	(4,161)	(173,190)	—	(790,242)	(3,031,175)
Transfers between items of Property, plant and equipment	(41,957,409)	—	3,450,060	24,250,647	1,133,684	2,548,441	2,253,061	—	8,321,516	—
Depreciation expense	—	—	(5,880,770)	(36,026,939)	(2,190,107)	(2,112,681)	(5,303,332)	(61,033)	(45,746,096)	(97,320,958)
Increase (decrease) due to foreign currency translation differences	(13,319,346)	72,350	(9,538,737)	(20,492,851)	(320,634)	(1,307,835)	7,441,057	(34,272)	(7,670,229)	(45,170,497)
Other increase (decrease) (1)	17,357	—	(92,521)	(6,591,937)	(1,827)	—	(362,918)	(101,332)	(1,682,906)	(8,816,084)
Total movements	34,132,605	5,028,279	(10,687,313)	(34,569,545)	(1,495,587)	(876,236)	5,366,840	(183,108)	(3,116,321)	(6,400,386)
Ending balance at December 31, 2017	84,118,716	96,990,155	162,385,848	155,833,080	4,627,325	19,589,877	29,263,265	7,415	106,934,818	659,750,499

(1)	Mainly correspond to property, plant & equipment write-offs.

						Fixed facilities
				Plant and	IT	and		Leasehold
	Construction			equipment,	Equipment,	accessories,		improvements,	Other,	Property, plant and
	inprogress	Land	Buildings, net	net	net	net	Vehicles, net	net	net	equipment, net
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance at January 1, 2016	34,625,004	86,898,529	159,474,930	203,379,934	4,320,656	22,306,759	18,106,705	274,945	111,142,410	640,529,872
Additions	70,421,863	1,248,433	1,201,903	9,833,490	2,666,593	161,395	338,986	—	38,923,620	124,796,283
Disposals	—	—	(4,598)	(601,444)	—	—	(3,473)	—	(54,861)	(664,376)
Transfers between items of Property, plant and equipment	(53,824,861)	1,643,038	15,471,645	16,202,982	1,062,653	1,709,635	9,015,390	—	8,719,518	—
Depreciation expense	—	—	(5,335,475)	(35,568,436)	(1,910,731)	(2,456,511)	(4,622,348)	(112,805)	(44,120,837)	(94,127,143)
Increase (decrease) due to foreign currency translation differences	(1,235,895)	2,171,876	2,792,916	(1,266,728)	29,148	(1,254,915)	1,783,041	28,383	(3,322,005)	(274,179)
Other increase (decrease) (1)	—	—	(528,160)	(1,577,173)	(45,407)	(250)	(721,876)	—	(1,236,706)	(4,109,572)
Total movements	15,361,107	5,063,347	13,598,231	(12,977,309)	1,802,256	(1,840,646)	5,789,720	(84,422)	(1,091,271)	25,621,013
Ending balance at December 31, 2016	49,986,111	91,961,876	173,073,161	190,402,625	6,122,912	20,466,113	23,896,425	190,523	110,051,139	666,150,885

(1)   Mainly correspond to property, plant & equipment write-offs.